Financial Instruments (Schedule of Type of Interest Borne by Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (1,595,692)	$ (1,102,046)
Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	16,137	580,607
Financial liabilities	(941,733)	(860,787)
Financial assets (liabilities), net	925,596	(280,180)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	55,033	86,028
Financial liabilities	(267,882)	(57,078)
Financial assets (liabilities), net	$ 212,849	$ 28,950